DEBT	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
DEBT
DEBT

	Balance at December 31, 2016	Proceeds from borrowings	Repayments of borrowings	Interest accrued and other	Translation differences	Balance at December 31, 2017
	(€ thousand)
Borrowings from banks	836,886	10,074	(800,943)	264	(8,222)	38,059
Bonds	497,614	694,172	—	1,731	—	1,193,517
Securitizations	485,670	232,520	(91,405)	178	(70,687)	556,276
Other debt	27,871	34,804	(43,084)	—	(1,262)	18,329
Total debt	1,848,041	971,570	(935,432)	2,173	(80,171)	1,806,181

The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2017				2016
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds	—	694,623	498,894	1,193,517	—	—	497,614	497,614
Securitizations	254,891	301,385	—	556,276	144,597	341,073	—	485,670
Borrowings from banks	32,811	5,248	—	38,059	227,408	609,478	—	836,886
Other debt	18,329	—	—	18,329	27,871	—	—	27,871
Total debt	306,031	1,001,256	498,894	1,806,181	399,876	950,551	497,614	1,848,041

Borrowings from banks
Borrowings from banks at December 31, 2017 mainly relate to financial liabilities of FFS Inc to support the financial services operations, and in particular (i) €29,189 thousand (€23,745 thousand at December 31, 2016) relating to a U.S. Dollar denominated credit facility for up to $50 million (drawn down for $35 million at December 31, 2017) and bearing interest at LIBOR plus a range of between 65 and 75 basis points; (ii) other borrowings from banks of €8,870 thousand (€12,707 thousand at December 31, 2016) relating to various short and medium term credit facilities.

Borrowings from banks at December 31, 2016 also included €800,383 thousand relating to the Term Loan, which was fully repaid in 2017, primarily with proceeds from the 2021 Bond issued in November 2017. See “The Facility” below.

The Facility

On November 30, 2015, the Company, as borrower and guarantor, and certain other members of the Group, as borrowers, entered into a €2.5 billion facility with a syndicate of banks (the “Facility”). At inception, the Facility comprised a bridge loan of €500 million (the “Bridge Loan”), a term loan of €1,500 million (the “Term Loan”) and a revolving credit facility of €500 million (the “RCF”).

In December 2015 the Bridge Loan and Term Loan were fully drawn down for the purposes of repaying financial liabilities with FCA, including the FCA Note that originated as a result of the Restructuring.

In March 2016, the Bridge Loan was fully repaid, primarily using the proceeds from the 2023 Bond (see “Bonds” below).

In 2016 and 2017 the Company made scheduled payments and voluntary prepayments, funded in part with the proceeds of the 2021 Bond described under “Bonds” below, to fully repay the Term Loan.

At December 31, 2017 and 2016 the RCF was undrawn. Proceeds of the RCF may be used from time to time for general corporate and working capital purposes of the Group. The RCF has a maturity of five years from inception of the Facility.

Bonds

2023 Bond

On March 16, 2016, the Company issued 1.5 percent coupon notes due March 2023, having a principal of €500 million. The bond was issued at a discount for an issue price of 98.977 percent, resulting in net proceeds of €490,729 thousand after the debt discount and issuance costs. The net proceeds were used, together with additional cash held by the Company, to fully repay the €500 million Bridge Loan under the Facility. The bond is unrated and was admitted to trading on the regulated market of the Irish Stock Exchange. The amount outstanding at December 31, 2017 of €498,894 thousand includes accrued interest of €5,938 thousand.

2021 Bond

On November 16, 2017, the Company issued 0.25 percent coupon notes due January 2021, having a principal of €700 million. The bond was issued at a discount for an issue price of 99.557 percent, resulting in net proceeds of €694,172 thousand after the debt discount and issuance costs. The net proceeds were primarily used to repay the Term Loan. The bond is unrated and was admitted to trading on the regulated market of the Irish Stock Exchange. The amount outstanding at December 31, 2017 of €694,623 thousand includes accrued interest of €221 thousand.

The notes for both the 2023 Bond and the 2021 Bond impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. As of December 31, 2017 and 2016, Ferrari was in compliance with the covenants of the notes.

Securitizations

In 2016 and 2017 FFS Inc has pursued a strategy of self-financing, further reducing dependency on intercompany funding and increasing the portion of self-liquidating debt with various securitization transactions.
On January 19, 2016, FFS Inc entered into a revolving securitization program for funding of up to $250 million by pledging retail financial receivables in the United States as collateral. In 2016, proceeds from the first sale of financial receivables were $242 million and were primarily used to repay intercompany loans. The funding limit of the program has been progressively increased over time, including to $275 million on December 16, 2016, to $325 million on July 14, 2017, and to $350 million on December 15, 2017. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 65 basis points. As of December 31, 2017 total proceeds from the sales of financial receivables under the program were $325 million. The securitization agreement requires the maintenance of an interest rate cap.

On October 20, 2016, FFS Inc entered into a revolving securitization program for funding of up to $200 million by pledging leasing financial receivables in the United States as collateral. In 2016, proceeds from the first sale of financial receivables were $175 million and were primarily used to repay U.S. Dollar denominated bank borrowings. On April 21, 2017 the funding limit of the program was increased to $225 million and this amount remained unchanged in the renewal of the program in September 2017. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 65 basis points. As of December 31, 2017 total proceeds from the sales of financial receivables under the program were $222 million. The securitization agreement requires the maintenance of an interest rate cap.

On December 28, 2016, FFS Inc entered into a revolving securitization program for funding of up to $120 million by pledging credit lines to Ferrari customers secured by personal vehicle collections and personal guarantees in the United States as collateral. In 2016, proceeds from the first sale of financial receivables were $64 million and were primarily used to repay U.S. Dollar denominated bank borrowings. On December 20, 2017 the funding limit of the program was increased to $135 million. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 120 basis points. As of December 31, 2017 total proceeds from the sales of financial receivables under the program were $120 million. The securitization agreement does not require an interest rate cap.

Cash collected from the settlement of receivables or lines of credit pledged as collateral is subject to certain restrictions regarding its use and is principally applied to repay principal and interest of the funding. Such cash amounted to €28,230 thousand at December 31, 2017 (€19,411 thousand at December 31, 2016).

Other debt

Other debt primarily relates to funding for operating activities of the Group’s U.S. subsidiaries.